Fees Summary	Jun. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,233,000
Previously Paid Amount	0.00
Total Fee Amount	188.77
Total Offset Amount	0.00
Net Fee	188.77
Narrative - Max Aggregate Offering Price	$ 1,233,000
Final Prospectus	true